Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000022588 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022588 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000022588 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022588 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022588 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000022588 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000022588 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000022588 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000022588 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022588 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022588 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022590 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022590 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000022590 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022590 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022590 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000022590 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000022590 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000022590 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000022590 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022590 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022590 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022589 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000022589 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000022589 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000022589 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000022589 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000022589 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000022589 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000022589 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.30%
C000022589 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000022589 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000022589 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022594 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022594 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000022594 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022594 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022594 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000022594 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000022594 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000022594 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000022594 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022594 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022594 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000022595 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022595 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000022595 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022595 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022595 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000022595 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000022595 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000022595 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000022595 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022595 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022595 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000022593 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000022593 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000022593 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000022593 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000022593 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000022593 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000022593 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000022593 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
C000022593 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022593 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000022593 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000022598 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022598 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000022598 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022598 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022598 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022598 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000022598 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000022598 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000022598 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022598 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022598 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000022600 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022600 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000022600 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022600 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022600 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022600 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000022600 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000022600 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000022600 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022600 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022600 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000022599 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022599 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000022599 [Member] | International equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022599 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000022599 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000022599 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000022599 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	58.80%
C000022599 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000022599 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000022599 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000022599 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000022604 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022604 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000022604 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022604 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022604 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000022604 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000022604 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000022604 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022604 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022604 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022605 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022605 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000022605 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022605 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022605 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000022605 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000022605 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000022605 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022605 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022605 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000022603 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000022603 [Member] | Intermediate bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000022603 [Member] | Emerging market equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022603 [Member] | Large blend [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000022603 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000022603 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000022603 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000022603 [Member] | Defined Benefit Plan, Equity Securities, US, Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000022603 [Member] | Defined Benefit Plan, Equity Securities, US, Mid Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000022603 [Member] | Defined Benefit Plan, Equity Securities, US, Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%